RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY BALANCES (Details) - Golar LNG Limited - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Related Party Transaction
Total due (to)/from related parties	$ 109,971	$ 131,161
Deposit paid to Golar
Related Party Transaction
Total due (to)/from related parties	107,247	107,247
Balances due (to)/from Golar and affiliates
Related Party Transaction
Total due (to)/from related parties	(1,085)	21,908
Methane Princess lease security deposit movements
Related Party Transaction
Total due (to)/from related parties	$ 3,809	$ 2,006